Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments.
Schedule of long term investments

	Equity	Equity
	investments	investments	Investments
	using the	using	accounted
	measurement	the equity	for at fair
	alternative(a)	method(b)	value(c)	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Balance at December 31, 2021	30,000	11,442	—	41,442
Investments made	10,000	—	28,970	38,970
Income from equity investments using the equity method	—	51	—	51
Disposal of a subsidiary in exchange of investment accounted for at fair value ((c)(i))	—	—	40,000	40,000
Fair value change through earnings (including adjustment of subsequent price changes)	18,464	—	(2,500)	15,964
Currency translation adjustment	—	930	—	930
Balance at December 31, 2022	58,464	12,423	66,470	137,357
Investments made	9,500	—	—	9,500
Loss from equity investments using the equity method	—	(523)	—	(523)
Partially disposal of an equity investment using the equity method	—	(700)	—	(700)
Fair value change through earnings (including adjustment of subsequent price changes)	—	—	(8,079)	(8,079)
Changes from a subsidiary to equity investment using the equity method((b))	—	4,900	—	4,900
Currency translation adjustment	—	144	—	144
Balance at December 31, 2023	67,964	16,244	58,391	142,599
Investments made	100	3,950	—	4,050
Changes from a subsidiary to equity investment using the measurement alternative	62	—	—	62
Loss from equity investments using the equity method	—	(3,726)	—	(3,726)
Disposal of equity investments using the measurement alternative ((a)(ii))	(18,950)	—	—	(18,950)
Fair value change through earnings (including adjustment of subsequent price changes) ((a)(i))	—	—	(4,811)	(4,811)
Impairment loss ((a)(i))	(44,514)	—	—	(44,514)
Currency translation adjustment	—	148	—	148
Balance at December 31, 2024	4,662	16,616	53,580	74,858

Schedule of equity investments using the measurement alternative

Cumulative Results
RMB’000
Initial cost basis (i)	40,000
Upward adjustments (i)	18,464
Total carrying value at December 31, 2022	58,464
Initial cost basis	49,500
Upward adjustments (i)	18,464
Total carrying value at December 31, 2023	67,964
Initial cost basis (i)(ii)	31,730
Upward adjustments (i)	17,446
Impairment loss (i)	(44,514)
Total carrying value at December 31, 2024	4,662

Schedule of investments accounted for at fair value

		Gross	Gross
	Cost Basis	Unrealized Gains	Unrealized Losses	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Hangzhou Jialin (i)	40,000	—	—	40,000
Company A	5,000	—	—	5,000
Company B	10,000	—	—	10,000
Company C	8,470	—	—	8,470
Others	5,500	—	(2,500)	3,000
December 31,2022	68,970	—	(2,500)	66,470
Hangzhou Jialin (i)	40,000	964	—	40,964
Company A	5,000	—	(2,537)	2,463
Company B	10,000	—	(6,342)	3,658
Company C	8,470	103	—	8,573
Others	5,500	—	(2,767)	2,733
December 31, 2023	68,970	1,067	(11,646)	58,391
Hangzhou Jialin (i)	40,000	87	—	40,087
Company A	5,000	—	(3,551)	1,449
Company B	10,000	—	(10,000)	—
Company C	8,470	72	—	8,542
Others	5,500	502	(2,500)	3,502
December 31, 2024	68,970	661	(16,051)	53,580